Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 799,337	$ 880,217	$ 330,532
Currency translation differences	(15,014)	3,000	264
Total comprehensive income for the year	784,323	883,217	330,796
Attributable to:
Equity holders of the Company	778,102	837,282	283,916
Non-controlling interests	6,221	45,935	46,880
Total comprehensive income for the year	$ 784,323	$ 883,217	$ 330,796